Commitments - Future minimum contractual obligations (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Calypso Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
2024	$ 18,500
2025	0
2026	0
Total	18,500
Daxos Maritime Limited and Paralus Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
2024	24,785
2025	0
2026	0
Total	24,785
Paralus Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
2024	24,785
2025	0
2026	0
Total	24,785
Olympia Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
2024	3,760
2025	3,760
2026	26,530
Total	34,050
Thalia Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
2024	3,760
2025	3,760
2026	26,530
Total	34,050
Total [member]
IfrsStatementLineItems [Line Items]
2024	75,590
2025	7,520
2026	53,060
Total	$ 136,170